Rental expense and commitments (Tables)	12 Months Ended
Dec. 31, 2014
Operating Leased Assets [Line Items]
Schedule Of Future Minimum Rental Payments For Operating Leases Table Text Block
Year	Minimum payments[1]
(In thousands)
2015	$56,129
2016	27,699
2017	22,225
2018	18,537
2019	16,603
Later years	114,379
$255,572